Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Index Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV6-NPRT3-0925
1.9867763.109
Common Stocks - 97.3%
	Shares	Value ($)
BRAZIL - 3.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	467,160	2,626,318
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	486,100	1,797,846
TOTAL COMMUNICATION SERVICES		4,424,164

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Vibra Energia SA	576,349	2,183,097
Consumer Staples - 0.2%
Beverages - 0.2%
Ambev SA	2,707,698	6,025,113
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	738,660	1,776,884
Food Products - 0.0%
BRF SA	289,100	1,035,164
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	518,126	835,545
TOTAL CONSUMER STAPLES		9,672,706

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA - Petrobras	2,674,100	15,587,435
Petroleo Brasileiro SA - Petrobras	2,112,108	13,499,718
PRIO SA/Brazil (b)	488,100	3,677,606
Ultrapar Participacoes SA	415,938	1,275,398
		34,040,157
Financials - 1.5%
Banks - 1.2%
Banco Bradesco SA	3,027,488	8,396,548
Banco Bradesco SA	915,312	2,190,387
Banco do Brasil SA	984,910	3,465,051
Itau Unibanco Holding SA	3,053,938	19,175,909
Itausa SA	3,305,250	6,109,301
NU Holdings Ltd/Cayman Islands Class A (b)	1,835,717	22,432,462
		61,769,658
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	3,019,540	6,783,726
Banco BTG Pactual SA unit	675,300	4,719,038
XP Inc Class A	213,104	3,439,499
		14,942,263
Insurance - 0.0%
BB Seguridade Participacoes SA	400,858	2,412,500
Caixa Seguridade Participacoes S/A	343,000	844,093
		3,256,593
TOTAL FINANCIALS		79,968,514

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Rede D'Or Sao Luiz SA (c)(d)	458,817	2,662,991
Industrials - 0.4%
Aerospace & Defense - 0.1%
Embraer SA	403,500	5,812,308
Electrical Equipment - 0.2%
WEG SA	962,880	6,381,313
Ground Transportation - 0.1%
Localiza Rent a Car SA	527,358	3,261,406
Rumo SA	743,500	2,196,157
		5,457,563
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	579,212	1,273,334
TOTAL INDUSTRIALS		18,924,518

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	309,800	2,412,761
Materials - 0.5%
Containers & Packaging - 0.0%
Klabin SA unit	472,200	1,568,504
Metals & Mining - 0.4%
Gerdau SA	765,392	2,301,828
Vale SA	2,080,973	19,867,457
		22,169,285
Paper & Forest Products - 0.1%
Suzano SA	398,412	3,710,510
TOTAL MATERIALS		27,448,299

Utilities - 0.4%
Electric Utilities - 0.3%
Centrais Eletricas Brasileiras SA	700,797	4,732,012
Centrais Eletricas Brasileiras SA Series B	130,505	953,229
Cia Energetica de Minas Gerais	982,518	1,812,540
Cia Paranaense de Energia - Copel Series B	631,800	1,338,170
CPFL Energia SA	131,600	890,957
Energisa S/A unit	160,500	1,308,753
Equatorial Energia SA	683,416	4,158,188
		15,193,849
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	444,800	1,068,400
Engie Brasil Energia SA	115,720	825,191
		1,893,591
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	273,800	5,296,011
TOTAL UTILITIES		22,383,451

TOTAL BRAZIL		204,120,658
CHILE - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	359,785	1,794,098
Specialty Retail - 0.0%
Empresas Copec SA	222,490	1,472,957
TOTAL CONSUMER DISCRETIONARY		3,267,055

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	733,608	2,210,003
Financials - 0.1%
Banks - 0.1%
Banco de Chile	26,059,138	3,589,727
Banco de Credito e Inversiones SA	50,135	1,989,709
Banco Santander Chile	37,831,010	2,185,199
		7,764,635
Industrials - 0.1%
Passenger Airlines - 0.1%
Latam Airlines Group SA	121,304,598	2,652,809
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B (b)	81,928	3,013,093
Paper & Forest Products - 0.0%
Empresas Cmpc SA	641,018	902,992
TOTAL MATERIALS		3,916,085

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	12,251,349	1,221,847
Enel Chile SA	15,910,494	1,019,138
		2,240,985
TOTAL CHILE		22,051,572
CHINA - 28.6%
Communication Services - 6.6%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (c)(d)	2,545,500	3,561,958
Entertainment - 0.8%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	72,200	166,038
Beijing Enlight Media Co Ltd A Shares (China)	96,600	264,556
China Ruyi Holdings Ltd (b)(e)	4,912,000	1,963,718
Kingsoft Corp Ltd	537,200	2,442,786
Mango Excellent Media Co Ltd A Shares (China)	61,970	189,131
Netease Inc	998,220	26,095,723
Tencent Music Entertainment Group Class A ADR	430,603	9,038,357
		40,160,309
Interactive Media & Services - 5.7%
Autohome Inc Class A ADR	37,690	1,021,022
Baidu Inc A Shares (b)	1,276,274	13,964,144
Bilibili Inc Z Shares (b)	134,501	3,077,258
Kanzhun Ltd ADR (b)	167,594	3,177,582
Kuaishou Technology B Shares (b)(c)(d)	1,535,400	14,991,733
Kunlun Tech Co Ltd A Shares (China) (b)	41,000	203,816
Tencent Holdings Ltd	3,692,200	258,499,192
		294,934,747
Media - 0.0%
China Literature Ltd (b)(c)(d)	236,700	930,203
Focus Media Information Technology Co Ltd A Shares (China)	479,640	498,547
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	83,200	126,044
		1,554,794
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	1,090,200	810,037
TOTAL COMMUNICATION SERVICES		341,021,845

Consumer Discretionary - 8.2%
Automobile Components - 0.1%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	19,820	129,245
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	9,400	154,505
Fuyao Glass Industry Group Co Ltd A Shares (China)	66,100	501,043
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	355,200	2,560,840
Huayu Automotive Systems Co Ltd A Shares (China)	104,100	253,542
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	18,400	258,753
Ningbo Tuopu Group Co Ltd A Shares (China)	57,115	362,828
Sailun Group Co Ltd A Shares (China)	108,300	193,416
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	69,300	158,701
		4,572,873
Automobiles - 1.3%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (b)	72,700	498,644
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	185,300	208,314
BYD Co Ltd A Shares (China)	180,900	2,627,861
BYD Co Ltd H Shares	2,071,400	30,244,217
Chongqing Changan Automobile Co Ltd A Shares (China)	274,274	488,868
Geely Automobile Holdings Ltd	3,469,517	7,782,190
Great Wall Motor Co Ltd A Shares (China)	84,400	252,962
Great Wall Motor Co Ltd H Shares	1,345,500	2,195,760
Guangzhou Automobile Group Company Ltd A Shares (China)	27,900	29,179
Guangzhou Automobile Group Company Ltd H Shares (e)	626,200	253,040
Li Auto Inc A Shares (b)	716,536	9,380,684
NIO Inc A Shares (b)	903,409	4,324,011
SAIC Motor Corp Ltd A Shares (China)	268,600	639,129
Seres Group Co Ltd A Shares (China)	56,800	997,367
XPeng Inc A Shares (b)	712,150	6,480,563
Yadea Group Holdings Ltd (c)(d)	717,430	1,128,937
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	288,700	2,219,949
		69,751,675
Broadline Retail - 4.3%
Alibaba Group Holding Ltd	9,853,516	148,145,434
CCOOP Group Co Ltd A Shares (China) (b)	602,200	192,501
JD.com Inc A Shares	1,398,000	22,035,197
MINISO Group Holding Ltd A Shares (e)	252,084	1,199,937
PDD Holdings Inc Class A ADR (b)	397,981	45,150,945
Vipshop Holdings Ltd Class A ADR	188,260	2,840,843
		219,564,857
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	182,800	539,665
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	703,810	3,121,177
TAL Education Group Class A ADR (b)	236,609	2,588,502
		5,709,679
Hotels, Restaurants & Leisure - 1.6%
H World Group Ltd ADR	116,920	3,650,242
Haidilao International Holding Ltd (c)(d)	963,000	1,707,108
Meituan B Shares (b)(c)(d)	2,852,720	44,010,477
Tongcheng Travel Holdings Ltd (c)	736,000	1,844,144
TravelSky Technology Ltd H Shares	539,000	856,946
Trip.com Group Ltd	355,743	22,085,401
Yum China Holdings Inc	215,099	10,040,821
		84,195,139
Household Durables - 0.2%
Beijing Roborock Technology Co Ltd A Shares (China)	8,461	202,821
Ecovacs Robotics Co Ltd A Shares (China)	18,800	207,504
Gree Electric Appliances Inc of Zhuhai A Shares (China)	98,200	621,517
Haier Smart Home Co Ltd A Shares (China)	211,300	726,995
Haier Smart Home Co Ltd H Shares	1,403,400	4,421,242
Hisense Home Appliances Group Co Ltd A Shares (China)	4,100	14,597
Hisense Home Appliances Group Co Ltd H Shares	196,000	562,072
Midea Group Co Ltd A Shares (China)	118,400	1,151,574
Midea Group Co Ltd H Shares	209,400	2,028,923
Oppein Home Group Inc A Shares (China)	16,180	115,693
Sichuan Changhong Electric Co Ltd A Shares (China)	153,800	210,503
Zhejiang Supor Co Ltd A Shares (China)	17,600	126,689
		10,390,130
Specialty Retail - 0.3%
China Tourism Group Duty Free Corp Ltd A Shares (China)	68,300	614,923
Chow Tai Fook Jewellery Group Ltd (e)	1,147,200	1,915,930
HLA Group Corp Ltd A Shares (China)	160,000	151,270
Pop Mart International Group Ltd (c)(d)	308,000	9,607,713
Zhongsheng Group Holdings Ltd	478,100	804,218
		13,094,054
Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products Ltd	724,600	8,317,022
Bosideng International Holdings Ltd	2,656,000	1,515,770
Li Ning Co Ltd	1,338,500	2,835,867
Shenzhou International Group Holdings Ltd	475,000	3,418,461
		16,087,120
TOTAL CONSUMER DISCRETIONARY		423,905,192

Consumer Staples - 1.0%
Beverages - 0.5%
Anhui Gujing Distillery Co Ltd A Shares (China)	15,700	300,071
Anhui Gujing Distillery Co Ltd B Shares	67,157	910,189
Anhui Yingjia Distillery Co Ltd A Shares (China)	22,100	125,736
Beijing Yanjing Brewery Co Ltd A Shares (China)	93,000	160,344
China Resources Beer Holdings Co Ltd	932,644	3,100,940
Chongqing Brewery Co Ltd A Shares (China)	15,700	120,352
Eastroc Beverage Group Co Ltd A Shares (China)	18,010	703,240
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	41,500	226,340
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	50,000	467,865
Kweichow Moutai Co Ltd A Shares (China)	43,300	8,533,683
Luzhou Laojiao Co Ltd A Shares (China)	51,500	877,790
Nongfu Spring Co Ltd H Shares (c)(d)	1,155,200	6,674,335
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	42,360	1,051,562
Tsingtao Brewery Co Ltd A Shares (China)	34,600	325,761
Tsingtao Brewery Co Ltd H Shares	344,000	2,185,417
Wuliangye Yibin Co Ltd A Shares (China)	134,600	2,261,613
		28,025,238
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (b)(e)	3,237,000	2,007,387
JD Health International Inc (b)(c)(d)	643,300	4,113,542
Yifeng Pharmacy Chain Co Ltd A Shares (China)	39,764	130,640
Yonghui Superstores Co Ltd A Shares (China) (b)	303,000	197,553
		6,449,122
Food Products - 0.3%
Angel Yeast Co Ltd A Shares (China)	28,100	133,836
China Feihe Ltd (c)(d)	2,084,000	1,238,940
China Huishan Dairy Holdings Co Ltd (b)(f)	2,302,000	3
China Mengniu Dairy Co Ltd	1,800,000	3,745,828
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	162,876	865,837
Guangdong Haid Group Co Ltd A Shares (China)	55,300	433,324
Hebei Yangyuan Zhihui Beverage Co Ltd A Shares (China)	41,300	121,839
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	114,800	393,351
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	222,600	846,493
Muyuan Foods Co Ltd A Shares (China)	189,654	1,218,937
New Hope Liuhe Co Ltd A Shares (China)	150,500	200,654
Tingyi Cayman Islands Holding Corp	1,135,000	1,677,830
Want Want China Holdings Ltd	2,725,418	1,969,862
Wens Foodstuff Group Co Ltd A Shares (China)	235,000	563,984
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	53,800	225,414
		13,636,132
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)	179,200	1,277,830
Hengan International Group Co Ltd	363,900	1,087,116
		2,364,946
Tobacco - 0.1%
Smoore International Holdings Ltd (c)(d)(e)	1,064,000	2,868,973
TOTAL CONSUMER STAPLES		53,344,411

Energy - 0.8%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	1,054,000	936,089
CNOOC Energy Technology & Services Ltd A Shares (China)	222,800	125,346
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	33,500	180,816
		1,242,251
Oil, Gas & Consumable Fuels - 0.8%
China Coal Energy Co Ltd H Shares (e)	1,189,000	1,460,934
China Merchants Energy Shipping Co Ltd A Shares (China)	269,200	226,061
China Petroleum & Chemical Corp A Shares (China)	1,396,900	1,164,585
China Petroleum & Chemical Corp H Shares	13,386,704	7,855,623
China Shenhua Energy Co Ltd A Shares (China)	223,285	1,181,460
China Shenhua Energy Co Ltd H Shares	1,944,202	8,426,465
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	113,400	158,174
Guanghui Energy Co Ltd A Shares (China)	214,300	161,004
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	73,900	206,421
Inner Mongolia Yitai Coal Co Ltd B Shares	538,090	1,104,155
PetroChina Co Ltd A Shares (China)	853,700	1,051,135
PetroChina Co Ltd H Shares	11,947,790	11,675,757
Shaanxi Coal Industry Co Ltd A Shares (China)	337,200	941,686
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	185,790	181,702
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	97,800	186,108
Yankuang Energy Group Co Ltd A Shares (China)	189,300	331,199
Yankuang Energy Group Co Ltd H Shares	1,921,200	2,190,426
		38,502,895
TOTAL ENERGY		39,745,146

Financials - 5.3%
Banks - 3.5%
Agricultural Bank of China Ltd A Shares (China)	3,161,600	2,764,941
Agricultural Bank of China Ltd H Shares	15,587,297	10,211,494
Bank of Beijing Co Ltd A Shares (China)	743,825	666,104
Bank of Changsha Co Ltd A Shares (China)	131,800	180,700
Bank of Chengdu Co Ltd A Shares (China)	152,900	391,905
Bank of China Ltd A Shares (China)	1,643,600	1,267,029
Bank of China Ltd H Shares	40,167,464	23,185,204
Bank of Communications Co Ltd A Shares (China)	1,834,200	1,947,685
Bank of Communications Co Ltd H Shares	4,818,176	4,340,540
Bank of Hangzhou Co Ltd A Shares (China)	232,200	517,067
Bank of Jiangsu Co Ltd A Shares (China)	643,543	1,009,303
Bank of Nanjing Co Ltd A Shares (China)	394,300	628,264
Bank of Ningbo Co Ltd A Shares (China)	231,520	894,827
Bank of Shanghai Co Ltd A Shares (China)	499,080	708,756
Bank of Suzhou Co Ltd A Shares (China)	146,100	173,136
China CITIC Bank Corp Ltd H Shares	4,700,051	4,366,922
China Construction Bank Corp A Shares (China)	764,800	999,184
China Construction Bank Corp H Shares	55,117,000	56,373,865
China Everbright Bank Co Ltd A Shares (China)	1,658,200	932,164
China Everbright Bank Co Ltd H Shares	1,768,000	830,809
China Merchants Bank Co Ltd A Shares (China)	727,300	4,487,148
China Merchants Bank Co Ltd H Shares	2,220,921	14,411,883
China Minsheng Banking Corp Ltd A Shares (China)	1,076,900	730,600
China Minsheng Banking Corp Ltd H Shares	4,019,061	2,419,029
China Zheshang Bank Co Ltd A Shares (China)	703,850	331,130
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	354,800	333,934
Chongqing Rural Commercial Bank Co Ltd H Shares	1,251,000	992,219
CNPC Capital Co Ltd A Shares (China)	280,400	335,943
Huaxia Bank Co Ltd A Shares (China)	441,358	486,944
Industrial & Commercial Bank of China Ltd A Shares (China)	2,297,100	2,410,904
Industrial & Commercial Bank of China Ltd H Shares	37,130,000	28,449,948
Industrial Bank Co Ltd A Shares (China)	719,200	2,258,036
Ping An Bank Co Ltd A Shares (China)	681,800	1,157,143
Postal Savings Bank of China Co Ltd A Shares (China)	1,141,600	909,548
Postal Savings Bank of China Co Ltd H Shares (c)(d)	4,978,000	3,516,514
Shanghai Pudong Development Bank Co Ltd A Shares (China)	1,019,909	1,811,923
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	338,100	426,582
		177,859,327
Capital Markets - 0.5%
BOC International China Co Ltd A Shares (China)	88,600	187,045
Caitong Securities Co Ltd A Shares (China)	151,400	169,851
Capital Securities Co Ltd A Shares (China)	60,300	166,883
Changjiang Securities Co Ltd A Shares (China)	180,100	183,864
China Galaxy Securities Co Ltd A Shares (China)	242,300	577,104
China Galaxy Securities Co Ltd H Shares	2,036,500	2,752,149
China Great Wall Securities Co Ltd A Shares (China)	131,700	160,908
China International Capital Corp Ltd A Shares (China)	101,800	510,420
China International Capital Corp Ltd H Shares (c)(d)	930,600	2,363,015
China Merchants Securities Co Ltd A Shares (China)	272,450	674,662
CITIC Securities Co Ltd A Shares (China)	418,900	1,683,890
CITIC Securities Co Ltd H Shares	920,590	3,234,581
CSC Financial Co Ltd A Shares (China)	144,500	512,038
Dongxing Securities Co Ltd A Shares (China)	106,600	164,621
East Money Information Co Ltd A Shares (China)	550,808	1,770,619
Everbright Securities Co Ltd A Shares (China)	129,758	326,870
Founder Securities Co Ltd A Shares (China)	271,800	305,577
GF Securities Co Ltd A Shares (China)	196,800	523,247
Guolian Minsheng Securities Co Ltd A Shares (China)	111,100	172,641
Guosen Securities Co Ltd A Shares (China)	212,700	391,056
Guotai Haitong Securities Co Ltd A Shares (China)	499,020	1,403,490
Guotai Haitong Securities Co Ltd H Shares (c)(d)	1,097,528	2,369,268
Guoyuan Securities Co Ltd A Shares (China)	140,970	166,044
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	18,800	737,016
Huatai Securities Co Ltd A Shares (China)	241,000	669,433
Huatai Securities Co Ltd H Shares (c)(d)	779,200	1,793,386
Industrial Securities Co Ltd A Shares (China)	282,270	254,482
Nanjing Securities Co Ltd A Shares (China)	118,800	135,542
Orient Securities Co Ltd/China A Shares (China)	247,239	385,472
SDIC Capital Co Ltd A Shares (China)	210,800	220,859
Shenwan Hongyuan Group Co Ltd A Shares (China)	824,400	605,369
Sinolink Securities Co Ltd A Shares (China)	120,400	154,981
SooChow Securities Co Ltd A Shares (China)	162,160	214,811
Southwest Securities Co Ltd A Shares (China)	216,700	136,258
Tianfeng Securities Co Ltd A Shares (China) (b)	287,300	211,350
Western Securities Co Ltd A Shares (China)	147,400	171,105
Zheshang Securities Co Ltd A Shares (China)	149,000	234,637
Zhongtai Securities Co Ltd A Shares (China)	229,400	212,264
		26,906,808
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	60,502	2,077,034
Financial Services - 0.0%
Far East Horizon Ltd	1,128,000	1,140,357
Insurance - 1.3%
China Life Insurance Co Ltd A Shares (China)	93,300	529,333
China Life Insurance Co Ltd H Shares	4,275,747	12,350,970
China Pacific Insurance Group Co Ltd A Shares (China)	238,600	1,239,029
China Pacific Insurance Group Co Ltd H Shares	1,510,828	6,084,739
China Taiping Insurance Holdings Co Ltd	828,255	1,840,386
New China Life Insurance Co Ltd A Shares (China)	76,700	708,944
New China Life Insurance Co Ltd H Shares	528,200	3,379,907
People's Insurance Co Group of China Ltd/The A Shares (China)	342,300	388,154
People's Insurance Co Group of China Ltd/The H Shares	4,987,552	3,831,777
PICC Property & Casualty Co Ltd H Shares	3,959,568	8,218,414
Ping An Insurance Group Co of China Ltd A Shares (China)	366,096	2,978,523
Ping An Insurance Group Co of China Ltd H Shares	3,851,141	26,439,487
		67,989,663
TOTAL FINANCIALS		275,973,189

Health Care - 1.2%
Biotechnology - 0.5%
Akeso Inc (b)(c)(d)(e)	361,000	7,039,162
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	65,560	182,211
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (b)	34,912	283,356
BeOne Medicines Ltd H Shares (b)	479,432	10,899,610
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	79,350	263,857
Hualan Biological Engineering Inc A Shares (China)	59,770	137,512
Imeik Technology Development Co Ltd A Shares (China)	10,040	257,864
Innovent Biologics Inc (b)(c)(d)	704,500	8,720,376
Shanghai RAAS Blood Products Co Ltd A Shares (China)	217,100	207,681
		27,991,629
Health Care Equipment & Supplies - 0.1%
APT Medical Inc A Shares (China)	4,595	181,200
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	32,700	158,128
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,436,000	1,262,831
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	27,499	509,062
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	42,300	1,355,418
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	26,000	200,223
		3,666,862
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	330,999	588,929
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	45,800	170,692
Huadong Medicine Co Ltd A Shares (China)	58,400	359,532
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	91,500	241,905
Sinopharm Group Co Ltd H Shares	772,200	1,856,082
		3,217,140
Life Sciences Tools & Services - 0.3%
Genscript Biotech Corp (b)(e)	686,000	1,487,869
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	12,000	113,070
Pharmaron Beijing Co Ltd A Shares (China)	48,100	206,365
Wuxi Apptec Co Ltd A Shares (China)	88,084	1,169,109
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	176,568	2,355,280
Wuxi Biologics Cayman Inc (b)(c)(d)	2,003,500	8,146,298
		13,477,991
Pharmaceuticals - 0.3%
Beijing Tong Ren Tang Co Ltd A Shares (China)	45,058	225,102
Changchun High-Tech Industry Group Co Ltd A Shares (China)	13,400	195,779
China Resources Pharmaceutical Group Ltd (c)(d)	1,096,000	765,363
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	55,211	239,908
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	46,920	350,606
CSPC Pharmaceutical Group Ltd	4,635,608	5,826,009
Dong-E-E-Jiao Co Ltd A Shares (China)	21,300	152,674
Haisco Pharmaceutical Group Co Ltd A Shares (China)	30,600	235,977
Hansoh Pharmaceutical Group Co Ltd (c)(d)	682,000	3,064,001
Humanwell Healthcare Group Co Ltd A Shares (China)	54,000	163,260
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	221,258	1,931,835
Kangmei Pharmaceutical Co Ltd rights (b)(f)	16,265	0
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	68,700	263,368
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	1,000	2,440
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	36,500	252,722
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (b)	6,592	280,748
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	53,400	279,762
Yunnan Baiyao Group Co Ltd A Shares (China)	64,760	503,886
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	21,500	594,251
		15,327,691
TOTAL HEALTH CARE		63,681,313

Industrials - 1.2%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	88,500	520,289
AviChina Industry & Technology Co Ltd H Shares	1,623,000	959,344
AVICOPTER PLC A Shares (China)	26,500	145,477
Kuang-Chi Technologies Co Ltd A Shares (China)	71,800	406,340
		2,031,450
Air Freight & Logistics - 0.2%
JD Logistics Inc (b)(c)(d)	1,146,300	1,986,558
SF Holding Co Ltd A Shares (China)	168,100	1,071,942
YTO Express Group Co Ltd A Shares (China)	113,000	230,811
ZTO Express Cayman Inc A Shares	240,394	4,686,390
		7,975,701
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	56,000	202,625
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	30,000	128,149
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	55,830	147,478
		275,627
Construction & Engineering - 0.1%
China Communications Services Corp Ltd H Shares	1,380,000	803,766
China Energy Engineering Corp Ltd A Shares (China)	1,071,700	385,066
China National Chemical Engineering Co Ltd A Shares (China) (b)	199,408	220,926
China Railway Group Ltd A Shares (China)	736,800	581,736
China Railway Group Ltd H Shares	2,399,000	1,207,014
China State Construction Engineering Corp Ltd A Shares (China)	1,450,940	1,139,079
China State Construction International Holdings Ltd	1,061,500	1,626,209
Metallurgical Corp of China Ltd A Shares (China)	589,700	247,750
Power Construction Corp of China Ltd A Shares (China)	573,000	542,643
Sichuan Road and Bridge Group Co Ltd A Shares (China)	193,860	223,508
		6,977,697
Electrical Equipment - 0.3%
China XD Electric Co Ltd A Shares (China)	166,100	150,941
CNGR Advanced Material Co Ltd A Shares (China)	30,420	142,092
Contemporary Amperex Technology Co Ltd A Shares (China)	148,420	5,428,226
Contemporary Amperex Technology Co Ltd H Shares (e)	52,500	2,694,891
Dongfang Electric Corp Ltd A Shares (China) (b)	99,600	278,725
Eve Energy Co Ltd A Shares (China)	67,874	415,769
GEM Co Ltd A Shares (China)	165,700	148,090
Goldwind Science & Technology Co Ltd A Shares (China)	112,200	150,040
Goneo Group Co Ltd A Shares (China)	29,197	190,954
Gotion High-Tech Co Ltd A Shares (China)	58,200	235,703
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	112,000	214,984
NARI Technology Co Ltd A Shares (China)	285,075	865,705
Ningbo Deye Technology Co Ltd A Shares (China)	29,993	212,492
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	22,400	147,197
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	46,700	145,606
Shanghai Electric Group Co Ltd A Shares (China) (b)	421,900	456,348
Sieyuan Electric Co Ltd A Shares (China)	25,600	276,900
Sungrow Power Supply Co Ltd A Shares (China)	73,120	729,107
Sunwoda Electronic Co Ltd A Shares (China)	60,200	179,356
TBEA Co Ltd A Shares (China)	163,900	307,242
Zhejiang Chint Electrics Co Ltd A Shares (China)	70,200	221,263
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	56,015	342,526
		13,934,157
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,704,200	1,276,119
Daqin Railway Co Ltd A Shares (China)	705,000	639,694
		1,915,813
Industrial Conglomerates - 0.1%
CITIC Ltd	2,340,941	3,511,820
Fosun International Ltd	1,413,954	975,792
		4,487,612
Machinery - 0.3%
Airtac International Group	79,926	2,268,088
China CSSC Holdings Ltd A Shares (China)	159,700	760,289
CRRC Corp Ltd A Shares (China)	831,300	850,251
CRRC Corp Ltd H Shares	2,546,000	1,764,271
Haitian International Holdings Ltd	371,000	1,005,690
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	44,676	455,995
Sany Heavy Industry Co Ltd A Shares (China)	299,400	827,904
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	26,500	205,755
Shenzhen Inovance Technology Co Ltd A Shares (China)	44,800	392,491
Sinotruk Hong Kong Ltd	398,000	1,212,926
Weichai Power Co Ltd A Shares (China)	267,900	561,793
Weichai Power Co Ltd H Shares	1,084,000	2,297,936
XCMG Construction Machinery Co Ltd A Shares (China)	392,600	456,722
Yutong Bus Co Ltd A Shares (China)	73,400	253,751
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	62,100	227,304
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	37,804	228,928
Zhuzhou CRRC Times Electric Co Ltd H Shares	250,927	1,017,856
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	234,500	238,957
		15,026,907
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	419,420	908,308
COSCO SHIPPING Holdings Co Ltd H Shares	1,682,800	3,076,059
		3,984,367
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	454,800	458,492
China Eastern Airlines Corp Ltd A Shares (China) (b)	570,400	299,866
China Southern Airlines Co Ltd A Shares (China) (b)	373,800	293,819
Hainan Airlines Holding Co Ltd A Shares (China) (b)	1,428,700	293,251
Juneyao Airlines Co Ltd A Shares (China)	73,100	124,029
Spring Airlines Co Ltd A Shares (China)	32,600	236,260
		1,705,717
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	119,300	1,083,837
Xiamen C & D Inc A Shares (China)	96,325	135,598
		1,219,435
Transportation Infrastructure - 0.1%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	189,100	294,438
China Merchants Port Holdings Co Ltd	726,242	1,427,927
Jiangsu Expressway Co Ltd H Shares	710,000	870,600
Liaoning Port Co Ltd A Shares (China)	611,000	129,551
Shanghai International Airport Co Ltd A Shares (China)	40,100	178,957
Zhejiang Expressway Co Ltd H Shares	919,359	875,975
		3,777,448
TOTAL INDUSTRIALS		63,514,556

Information Technology - 2.4%
Communications Equipment - 0.1%
BYD Electronic International Co Ltd	453,500	1,887,012
Guangzhou Haige Communications Group Inc Co A Shares (China)	80,900	148,403
Hengtong Optic-electric Co Ltd A Shares (China)	81,000	178,807
Suzhou TFC Optical Communication Co Ltd A Shares (China)	25,816	375,306
Yealink Network Technology Corp Ltd A Shares (China)	41,470	192,593
Zhongji Innolight Co Ltd A Shares (China)	38,460	1,152,159
ZTE Corp A Shares (China)	144,400	685,472
ZTE Corp H Shares (e)	427,400	1,348,539
		5,968,291
Electronic Equipment, Instruments & Components - 0.4%
Aac Technologies Holdings Inc	448,133	2,265,839
Accelink Technologies Co Ltd A Shares (China)	25,900	185,967
Avary Holding Shenzhen Co Ltd A Shares (China)	77,200	565,217
BOE Technology Group Co Ltd A Shares (China)	1,379,500	772,804
Chaozhou Three-Circle Group Co Ltd A Shares (China)	63,500	291,226
China Railway Signal & Communication Corp Ltd A Shares (China)	237,269	174,010
Eoptolink Technology Inc Ltd A Shares (China)	33,040	859,289
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (b)	441,918	156,859
Foxconn Industrial Internet Co Ltd A Shares (China)	458,497	2,187,732
GoerTek Inc A Shares (China)	115,700	367,286
Huagong Tech Co Ltd A Shares (China)	33,300	232,606
Lens Technology Co Ltd A Shares (China)	166,100	523,173
Lingyi iTech Guangdong Co A Shares (China)	232,900	289,293
Luxshare Precision Industry Co Ltd A Shares (China)	252,424	1,276,048
Maxscend Microelectronics Co Ltd A Shares (China)	17,828	183,380
Ofilm Group Co Ltd A Shares (China) (b)	108,000	168,781
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	9,549	173,694
Shengyi Technology Co Ltd A Shares (China)	80,800	478,726
Shennan Circuits Co Ltd A Shares (China)	22,152	435,138
Sunny Optical Technology Group Co Ltd	409,300	3,792,301
SUPCON Technology Co Ltd A Shares (China)	26,151	173,051
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	56,700	456,791
TCL Technology Group Corp A Shares (China)	624,670	381,056
Unisplendour Corp Ltd A Shares (China)	95,210	325,247
Victory Giant Technology Huizhou Co Ltd A Shares (China)	28,800	762,432
Wingtech Technology Co Ltd A Shares (China)	41,400	212,058
Wuhan Guide Infrared Co Ltd A Shares (China) (b)	139,068	226,510
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	63,860	495,709
Zhejiang Dahua Technology Co Ltd A Shares (China)	108,900	245,333
		18,657,556
IT Services - 0.0%
Isoftstone Information Technology Group Co Ltd A Shares (China)	31,750	241,070
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	47,900	329,683
		570,753
Semiconductors & Semiconductor Equipment - 0.4%
ACM Research Shanghai Inc A Shares (China) (b)	9,502	164,277
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	22,520	616,497
Amlogic Shanghai Co Ltd A Shares (China) (b)	13,668	136,642
Bestechnic Shanghai Co Ltd A Shares (China)	5,573	185,358
Cambricon Technologies Corp Ltd A Shares (China) (b)	14,435	1,415,934
China Resources Microelectronics Ltd A Shares (China)	43,272	279,292
CSI Solar Co Ltd A Shares (China)	120,010	148,577
Flat Glass Group Co Ltd A Shares (China)	61,300	138,145
Flat Glass Group Co Ltd H Shares	1,000	1,296
GalaxyCore Inc A Shares (China)	70,838	150,035
GCL Technology Holdings Ltd (b)(e)	13,152,000	1,948,690
Gigadevice Semiconductor Inc A Shares (China)	22,060	369,568
Hangzhou First Applied Material Co Ltd A Shares (China)	84,860	172,016
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	54,100	191,582
Hua Hong Semiconductor Ltd (b)(c)(d)(e)	379,000	1,951,339
Hwatsing Technology Co Ltd A Shares (China)	11,538	176,354
Hygon Information Technology Co Ltd A Shares (China)	80,491	1,548,634
Ingenic Semiconductor Co Ltd A Shares (China)	15,700	144,742
JA Solar Technology Co Ltd A Shares (China) (b)	107,404	164,554
JCET Group Co Ltd A Shares (China)	58,800	285,237
Jinko Solar Co Ltd A Shares (China) (b)	329,352	238,661
LONGi Green Energy Technology Co Ltd A Shares (China) (b)	275,999	602,874
Loongson Technology Corp Ltd (China) (b)	11,063	200,889
Montage Technology Co Ltd A Shares (China)	37,948	446,308
National Silicon Industry Group Co Ltd A Shares (China)	90,679	233,399
NAURA Technology Group Co Ltd A Shares (China)	25,245	1,171,275
Nexchip Semiconductor Corp A Shares (China)	66,139	199,385
OmniVision Integrated Circuits Group Inc A Shares (China)	42,830	717,585
Piotech Inc A Shares (China)	9,177	216,385
Rockchip Electronics Co Ltd A Shares (China)	13,900	311,382
Sanan Optoelectronics CO Ltd A Shares (China)	161,900	280,424
SG Micro Corp A Shares (China)	20,399	201,325
Shenzhen Goodix Technology Co Ltd A Shares (China)	15,000	153,798
Silergy Corp	190,000	2,039,140
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (b)	131,075	148,079
Tianshui Huatian Technology Co Ltd A Shares (China)	103,700	143,853
TongFu Microelectronics Co Ltd A Shares (China)	50,000	194,583
Tongwei Co Ltd A Shares (China) (b)	149,200	422,504
Trina Solar Co Ltd A Shares (China) (b)	70,733	151,932
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	28,039	269,833
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (b)	16,453	225,890
Xinjiang Daqo New Energy Co Ltd A Shares (China) (b)	58,342	209,317
Xinyi Solar Holdings Ltd (e)	2,653,538	1,027,248
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	42,600	164,504
		20,159,342
Software - 0.1%
360 Security Technology Inc A Shares (China)	233,400	365,511
Beijing Kingsoft Office Software Inc A Shares (China)	16,033	695,398
China National Software & Service Co Ltd A Shares (China) (b)	28,310	185,602
Empyrean Technology Co Ltd A Shares (China)	15,100	229,894
Hundsun Technologies Inc A Shares (China)	62,819	314,277
Iflytek Co Ltd A Shares (China)	81,700	551,937
Jiangsu Hoperun Software Co Ltd A Shares (China) (b)	26,500	194,315
Kingdee International Software Group Co Ltd (b)	1,731,000	4,017,671
Shanghai Baosight Software Co Ltd A Shares (China)	71,521	245,032
Shanghai Baosight Software Co Ltd B Shares	429,214	589,981
Yonyou Network Technology CO Ltd A Shares (China) (b)	113,820	249,384
		7,639,002
Technology Hardware, Storage & Peripherals - 1.4%
Anker Innovations Technology Co Ltd A Shares (China)	17,530	300,657
China Greatwall Technology Group Co Ltd A Shares (China) (b)	107,500	224,803
GRG Banking Equipment Co Ltd A Shares (China)	81,100	148,696
Huaqin Technology Co Ltd A Shares (China)	22,500	256,482
IEIT Systems Co Ltd A Shares (China)	48,872	376,852
Lenovo Group Ltd	4,627,000	5,932,971
Ninestar Corp A Shares (China) (b)	46,400	151,336
Shenzhen Transsion Holdings Co Ltd A Shares (China)	37,957	400,566
Xiaomi Corp B Shares (b)(c)(d)	9,813,000	66,021,392
		73,813,755
TOTAL INFORMATION TECHNOLOGY		126,808,699

Materials - 0.8%
Chemicals - 0.1%
Ganfeng Lithium Group Co Ltd A Shares (China)	53,440	266,543
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	120	398
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	62,400	163,185
Hengli Petrochemical Co Ltd A Shares (China)	233,720	500,768
Hoshine Silicon Industry Co Ltd A Shares (China)	26,100	190,589
Huafon Chemical Co Ltd A Shares (China)	160,500	167,059
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	280,600	207,599
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	219,600	271,933
Jiangsu Yoke Technology Co Ltd A Shares (China)	15,300	116,919
LB Group Co Ltd A Shares (China)	77,700	183,594
Meihua Holdings Group Co Ltd A Shares (China)	94,000	146,760
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	256,000	551,674
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	174,900	437,352
Rongsheng Petrochemical Co Ltd A Shares (China)	335,200	424,796
Satellite Chemical Co Ltd A Shares (China)	111,830	301,964
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	69,700	231,737
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	69,674	169,169
Tianqi Lithium Corp A Shares (China) (b)	48,800	258,263
Wanhua Chemical Group Co Ltd A Shares (China)	110,900	957,451
Yunnan Energy New Material Co Ltd A Shares (China) (b)	31,500	129,038
Yunnan Yuntianhua Co Ltd A Shares (China)	60,300	206,120
Zangge Mining Co Ltd A Shares (China)	52,200	332,439
Zhejiang Juhua Co Ltd A Shares (China)	89,400	331,305
Zhejiang Longsheng Group Co Ltd A Shares (China)	103,400	151,838
Zhejiang NHU Co Ltd A Shares (China)	100,536	312,354
		7,010,847
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	139,000	454,212
Anhui Conch Cement Co Ltd H Shares	713,400	2,065,387
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	38,000	63,453
China Jushi Co Ltd A Shares (China)	132,514	227,584
China National Building Material Co Ltd H Shares	2,150,000	1,279,131
		4,089,767
Metals & Mining - 0.6%
Aluminum Corp of China Ltd A Shares (China)	444,700	456,772
Aluminum Corp of China Ltd H Shares	2,320,000	1,833,651
Baoshan Iron & Steel Co Ltd A Shares (China)	768,100	782,259
Chifeng Jilong Gold Mining Co A Shares (China)	55,500	176,331
China Hongqiao Group Ltd	1,622,200	4,279,198
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	120,200	625,540
China Rare Earth Resources And Technology Co Ltd A Shares (China) (b)	34,700	203,823
Citic Pacific Special Steel Group Co Ltd A Shares (China)	110,900	198,854
CMOC Group Ltd A Shares (China)	582,300	721,178
CMOC Group Ltd H Shares	2,185,000	2,480,268
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	74,200	181,791
Huaibei Mining Holdings Co Ltd A Shares (China)	87,500	149,129
Hunan Valin Steel Co Ltd A Shares (China)	226,700	177,933
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	1,505,700	561,823
Jiangxi Copper Co Ltd A Shares (China)	75,600	235,275
Jiangxi Copper Co Ltd H Shares	643,000	1,285,183
Jinduicheng Molybdenum Co Ltd A Shares (China) (b)	102,700	183,294
MMG Ltd (b)	2,432,000	1,182,489
Nanjing Iron & Steel Co Ltd A Shares (China)	202,400	127,649
Shandong Gold Mining Co Ltd A Shares (China)	140,944	574,417
Shandong Gold Mining Co Ltd H Shares (c)(d)(e)	425,750	1,316,596
Shandong Nanshan Aluminum Co Ltd A Shares (China)	372,500	202,775
Shanjin International Gold Co Ltd A Shares (China)	92,280	230,645
Tianshan Aluminum Group Co Ltd A Shares (China)	152,700	192,848
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	413,000	198,924
Western Mining Co Ltd A Shares (China)	77,200	178,651
Western Superconducting Technologies Co Ltd A Shares (China)	21,173	160,046
Xiamen Tungsten Co Ltd A Shares (China)	51,700	166,399
Yunnan Aluminium Co Ltd A Shares (China)	114,500	246,380
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	166,700	126,265
Zhaojin Mining Industry Co Ltd H Shares	993,500	2,467,089
Zhongjin Gold Corp Ltd A Shares (China)	160,700	319,385
Zijin Mining Group Co Ltd A Shares (China)	683,100	1,810,232
Zijin Mining Group Co Ltd H Shares	3,300,000	8,750,478
		32,783,570
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	91,100	175,977
TOTAL MATERIALS		44,060,161

Real Estate - 0.5%
Real Estate Management & Development - 0.5%
C&D International Investment Group Ltd	446,289	900,368
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	301,700	364,100
China Overseas Land & Investment Ltd	2,201,202	3,806,977
China Resources Land Ltd	1,842,812	6,757,531
China Resources Mixc Lifestyle Services Ltd (c)(d)	394,400	1,831,540
China Vanke Co Ltd A Shares (China) (b)	344,700	307,717
China Vanke Co Ltd H Shares (b)	1,267,400	804,148
Hainan Airport Infrastructure Co Ltd A Shares (China)	378,800	206,126
KE Holdings Inc A Shares	1,179,054	7,211,126
Longfor Group Holdings Ltd (c)(d)	1,206,103	1,501,187
Poly Developments and Holdings Group Co Ltd A Shares (China) (b)	399,200	441,761
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	51,500	229,871
Youngor Fashion Co Ltd A Shares (China)	151,287	154,214
		24,516,666
Utilities - 0.6%
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd	290,927	1,217,258
China Gas Holdings Ltd	1,575,300	1,654,694
China Resources Gas Group Ltd	532,400	1,347,667
ENN Energy Holdings Ltd	454,643	3,705,351
ENN Natural Gas Co Ltd A Shares (China)	85,000	217,504
Kunlun Energy Co Ltd	2,241,000	2,158,870
		10,301,344
Independent Power and Renewable Electricity Producers - 0.4%
CGN Power Co Ltd A Shares (China)	512,500	261,693
CGN Power Co Ltd H Shares (c)(d)	6,191,447	2,325,956
China Longyuan Power Group Corp Ltd H Shares	1,819,000	1,640,268
China National Nuclear Power Co Ltd A Shares (China)	722,400	921,607
China Power International Development Ltd	2,514,619	985,719
China Resources Power Holdings Co Ltd	1,190,940	2,951,257
China Three Gorges Renewables Group Co Ltd A Shares (China)	1,039,100	624,709
China Yangtze Power Co Ltd A Shares (China)	845,100	3,268,658
Datang International Power Generation Co Ltd A Shares (China)	405,700	191,658
GD Power Development Co Ltd A Shares (China)	590,300	375,279
Huadian Power International Corp Ltd A Shares (China)	281,700	207,373
Huaneng Lancang River Hydropower Inc A Shares (China)	178,200	229,803
Huaneng Power International Inc A Shares (China)	374,200	380,685
Huaneng Power International Inc H Shares	2,356,186	1,599,440
SDIC Power Holdings Co Ltd A Shares (China)	282,900	618,630
Shenergy Co Ltd A Shares (China)	160,400	181,861
Sichuan Chuantou Energy Co Ltd A Shares (China)	161,500	349,604
Wintime Energy Group Co Ltd A Shares (China)	724,800	143,592
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	368,200	265,222
		17,523,014
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	2,314,000	791,910
Guangdong Investment Ltd	1,691,126	1,505,255
		2,297,165
TOTAL UTILITIES		30,121,523

TOTAL CHINA		1,486,692,701
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	145,610	1,895,900
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	254,468	1,276,675
TOTAL COLOMBIA		3,172,575
CZECH REPUBLIC - 0.2%
Financials - 0.1%
Banks - 0.1%
Komercni Banka AS	43,624	2,084,070
Moneta Money Bank AS (c)(d)	147,557	1,028,966
		3,113,036
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	92,467	5,366,217
TOTAL CZECH REPUBLIC		8,479,253
EGYPT - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	783,285	547,509
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	1,305,404	2,529,103
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	415,197	455,631
TOTAL EGYPT		3,532,243
GREECE - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	94,699	1,718,321
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	106,014	2,378,529
Specialty Retail - 0.0%
FF Group (b)(f)	1,944	0
JUMBO SA	66,240	2,240,579
		2,240,579
TOTAL CONSUMER DISCRETIONARY		4,619,108

Financials - 0.4%
Banks - 0.4%
Alpha Bank SA	1,214,893	4,547,507
Eurobank Ergasias Services and Holdings SA	1,473,933	5,409,873
National Bank of Greece SA	497,777	6,981,496
Piraeus Financial Holdings SA	609,372	4,685,728
		21,624,604
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals SA	57,328	3,165,151
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	105,861	1,721,522
TOTAL GREECE		32,848,706
HONG KONG - 0.2%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Sino Biopharmaceutical Ltd	5,941,750	5,690,422
Industrials - 0.1%
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (b)	1,373,200	1,806,383
Marine Transportation - 0.0%
Orient Overseas International Ltd	75,500	1,358,418
TOTAL INDUSTRIALS		3,164,801

TOTAL HONG KONG		8,855,223
HUNGARY - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	233,904	2,035,478
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	128,304	10,433,114
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	80,090	2,403,936
TOTAL HUNGARY		14,872,528
INDIA - 16.5%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (b)	756,062	3,120,727
Tata Communications Ltd	65,290	1,282,052
		4,402,779
Interactive Media & Services - 0.1%
Info Edge India Ltd	204,181	3,227,002
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd	1,470,469	32,038,384
Vodafone Idea Ltd (b)	15,531,984	1,220,502
		33,258,886
TOTAL COMMUNICATION SERVICES		40,888,667

Consumer Discretionary - 2.1%
Automobile Components - 0.3%
Balkrishna Industries Ltd	44,472	1,354,430
Bharat Forge Ltd	150,853	2,009,574
Bosch Ltd	4,235	1,948,867
MRF Ltd	1,341	2,258,459
Samvardhana Motherson International Ltd	2,722,245	2,998,800
Sona Blw Precision Forgings Ltd (c)(d)	249,886	1,274,035
Tube Investments of India Ltd	61,015	1,971,513
		13,815,678
Automobiles - 1.1%
Bajaj Auto Ltd	38,384	3,497,768
Eicher Motors Ltd	78,584	4,893,914
Hero MotoCorp Ltd	68,784	3,334,950
Hyundai Motor India Ltd	93,088	2,284,527
Mahindra & Mahindra Ltd	534,452	19,486,080
Maruti Suzuki India Ltd	72,064	10,345,673
Tata Motors Ltd	1,160,181	8,776,965
TVS Motor Co Ltd	136,148	4,340,234
		56,960,111
Hotels, Restaurants & Leisure - 0.3%
Eternal Ltd (b)	2,765,517	9,660,265
Indian Hotels Co Ltd/The	489,385	4,119,792
Jubilant Foodworks Ltd	208,039	1,551,414
		15,331,471
Household Durables - 0.1%
Dixon Technologies India Ltd (c)	20,728	3,963,783
Specialty Retail - 0.1%
FSN E-Commerce Ventures Ltd (b)	656,923	1,568,576
Trent Ltd	103,890	5,931,013
		7,499,589
Textiles, Apparel & Luxury Goods - 0.2%
Kalyan Jewellers India Ltd	236,536	1,596,375
Page Industries Ltd	3,520	1,958,743
Titan Co Ltd	203,415	7,749,938
		11,305,056
TOTAL CONSUMER DISCRETIONARY		108,875,688

Consumer Staples - 1.1%
Beverages - 0.1%
United Spirits Ltd	166,655	2,546,612
Varun Beverages Ltd	774,905	4,609,467
		7,156,079
Consumer Staples Distribution & Retail - 0.1%
Avenue Supermarts Ltd (b)(c)(d)	93,189	4,529,215
Food Products - 0.3%
Britannia Industries Ltd	62,087	4,088,538
Marico Ltd	297,077	2,402,323
Nestle India Ltd	193,216	4,950,573
Tata Consumer Products Ltd	340,154	4,157,235
		15,598,669
Personal Care Products - 0.4%
Colgate-Palmolive India Ltd	77,994	1,995,970
Dabur India Ltd	304,630	1,837,007
Godrej Consumer Products Ltd	234,463	3,362,309
Hindustan Unilever Ltd	471,139	13,542,556
		20,737,842
Tobacco - 0.2%
ITC Ltd	1,721,871	8,081,994
TOTAL CONSUMER STAPLES		56,103,799

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Bharat Petroleum Corp Ltd	870,141	3,254,457
Coal India Ltd	1,058,643	4,531,123
Hindustan Petroleum Corp Ltd	548,896	2,608,312
Indian Oil Corp Ltd (b)	1,617,612	2,674,650
Oil & Natural Gas Corp Ltd	1,800,697	4,937,684
Oil India Ltd	279,617	1,399,895
Petronet LNG Ltd	430,443	1,412,400
Reliance Industries Ltd	3,489,582	55,156,596
		75,975,117
Financials - 4.9%
Banks - 3.4%
AU Small Finance Bank Ltd (c)(d)	209,182	1,764,086
Axis Bank Ltd	1,313,204	15,961,362
Bank of Baroda	590,754	1,597,639
Canara Bank	1,034,657	1,260,236
HDFC Bank Ltd/Gandhinagar	3,244,907	74,529,161
ICICI Bank Ltd	3,020,415	50,905,431
IDFC First Bank Ltd	2,056,192	1,607,905
IndusInd Bank Ltd (b)	330,547	3,001,499
Kotak Mahindra Bank Ltd	626,633	14,130,397
Punjab National Bank	1,310,409	1,568,515
State Bank of India	1,021,484	9,263,052
Union Bank of India Ltd	873,085	1,297,745
Yes Bank Ltd (b)	8,096,334	1,742,675
		178,629,703
Capital Markets - 0.1%
BSE Ltd	114,221	3,147,539
HDFC Asset Management Co Ltd (c)(d)	55,145	3,547,069
		6,694,608
Consumer Finance - 0.6%
Bajaj Finance Ltd	1,598,050	16,006,026
Cholamandalam Investment and Finance Co Ltd	240,870	3,952,122
Muthoot Finance Ltd	69,004	2,053,931
SBI Cards & Payment Services Ltd	163,324	1,504,669
Shriram Finance Ltd	807,997	5,791,925
Sundaram Finance Ltd	37,875	2,016,299
		31,324,972
Financial Services - 0.4%
Bajaj Finserv Ltd	219,588	4,863,123
Bajaj Holdings & Investment Ltd	15,311	2,433,213
Jio Financial Services Ltd (b)	1,637,919	6,130,311
Power Finance Corp Ltd	849,805	3,959,114
REC Ltd	753,910	3,382,173
		20,767,934
Insurance - 0.4%
HDFC Life Insurance Co Ltd (c)(d)	555,212	4,774,590
ICICI Lombard General Insurance Co Ltd (c)(d)	139,175	3,056,882
ICICI Prudential Life Insurance Co Ltd (c)(d)	206,877	1,452,028
PB Fintech Ltd (b)	197,433	4,055,007
SBI Life Insurance Co Ltd (c)(d)	258,402	5,410,540
		18,749,047
TOTAL FINANCIALS		256,166,264

Health Care - 1.0%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	57,682	4,921,954
Max Healthcare Institute Ltd	445,728	6,329,242
		11,251,196
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	68,518	5,135,349
Pharmaceuticals - 0.7%
Alkem Laboratories Ltd	24,017	1,377,236
Aurobindo Pharma Ltd (b)	149,929	1,940,135
Cipla Ltd/India	324,124	5,729,020
Dr Reddy's Laboratories Ltd	334,800	4,834,549
Lupin Ltd	130,981	2,865,338
Mankind Pharma Ltd (b)	70,970	2,072,380
Sun Pharmaceutical Industries Ltd	550,059	10,691,353
Torrent Pharmaceuticals Ltd	67,953	2,894,948
Zydus Lifesciences Ltd	144,099	1,588,287
		33,993,246
TOTAL HEALTH CARE		50,379,791

Industrials - 1.5%
Aerospace & Defense - 0.4%
Bharat Electronics Ltd	2,095,781	9,112,526
Hindustan Aeronautics Ltd (c)	115,042	5,925,847
		15,038,373
Building Products - 0.0%
Astral Ltd	69,406	1,107,954
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	137,701	1,136,150
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	386,145	15,983,022
Rail Vikas Nigam Ltd (c)	298,977	1,179,919
Voltas Ltd	132,798	2,006,087
		19,169,028
Electrical Equipment - 0.3%
ABB India Ltd	30,445	1,908,049
Bharat Heavy Electricals Ltd	601,466	1,628,582
CG Power & Industrial Solutions Ltd	351,238	2,639,497
Havells India Ltd	144,260	2,466,041
Polycab India Ltd	30,238	2,345,434
Suzlon Energy Ltd (b)	5,485,332	3,830,350
		14,817,953
Ground Transportation - 0.0%
Container Corp Of India Ltd	174,105	1,145,459
Industrial Conglomerates - 0.0%
Siemens Ltd	51,009	1,757,815
Machinery - 0.1%
Ashok Leyland Ltd	1,684,084	2,316,362
Cummins India Ltd	79,461	3,212,043
Thermax Limited	23,919	1,073,178
		6,601,583
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)(d)	108,564	7,291,822
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	92,494	2,556,029
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd	309,171	4,826,307
GMR Airports Ltd (b)	1,509,767	1,542,335
		6,368,642
TOTAL INDUSTRIALS		76,990,808

Information Technology - 1.5%
IT Services - 1.5%
HCL Technologies Ltd	544,264	9,080,743
Infosys Ltd	1,904,065	32,410,176
LTIMindtree Ltd (c)(d)	42,433	2,456,689
Mphasis Ltd	60,000	1,896,030
Persistent Systems Ltd	62,569	3,659,737
Tata Consultancy Services Ltd	518,242	17,887,692
Tech Mahindra Ltd	308,655	5,125,007
Wipro Ltd	1,499,225	4,220,882
		76,736,956
Software - 0.0%
Oracle Financial Services Software Ltd	12,457	1,196,989
Tata Elxsi Ltd	19,674	1,364,259
		2,561,248
TOTAL INFORMATION TECHNOLOGY		79,298,204

Materials - 1.3%
Chemicals - 0.4%
Asian Paints Ltd	220,028	6,010,970
Coromandel International Ltd	67,857	2,076,755
PI Industries Ltd	43,607	2,112,260
Pidilite Industries Ltd	87,598	2,866,881
Solar Industries India Ltd	15,575	2,519,227
SRF Ltd	76,547	2,650,604
Supreme Industries Ltd	36,446	1,783,113
UPL Ltd	257,860	2,064,744
UPL Ltd	1,741	10,219
		22,094,773
Construction Materials - 0.3%
Ambuja Cements Ltd	352,396	2,374,717
Grasim Industries Ltd	155,948	4,876,545
Shree Cement Ltd	5,175	1,815,623
UltraTech Cement Ltd	67,531	9,410,690
		18,477,575
Metals & Mining - 0.6%
APL Apollo Tubes Ltd	103,555	1,886,123
Hindalco Industries Ltd	772,923	5,988,822
Jindal Stainless Ltd	188,974	1,493,040
Jindal Steel & Power Ltd	234,052	2,568,164
JSW Steel Ltd	350,564	4,185,390
NMDC Ltd	1,766,713	1,421,210
Tata Steel Ltd	4,293,676	7,717,345
Vedanta Ltd	784,680	3,792,763
		29,052,857
TOTAL MATERIALS		69,625,205

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
DLF Ltd	425,465	3,787,197
Godrej Properties Ltd (b)	86,338	2,060,402
Lodha Developers Ltd (c)(d)	171,522	2,400,333
Oberoi Realty Ltd	72,994	1,352,453
Phoenix Mills Ltd/The	112,752	1,904,431
Prestige Estates Projects Ltd	98,750	1,826,075
		13,330,891
Utilities - 0.6%
Electric Utilities - 0.3%
Power Grid Corp of India Ltd	2,663,895	8,813,789
Tata Power Co Ltd/The	914,756	4,135,516
Torrent Power Ltd	101,047	1,501,792
		14,451,097
Gas Utilities - 0.0%
GAIL India Ltd	1,316,119	2,653,485
Independent Power and Renewable Electricity Producers - 0.3%
Adani Power Ltd (b)	331,195	2,208,992
JSW Energy Ltd	250,239	1,465,512
NHPC Ltd	1,724,428	1,628,772
NTPC Ltd	2,499,316	9,493,863
		14,797,139
TOTAL UTILITIES		31,901,721

TOTAL INDIA		859,536,155
INDONESIA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	28,377,865	4,983,009
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	512,677,704	2,014,644
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	10,707,300	1,504,929
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	4,226,800	1,263,283
Indofood CBP Sukses Makmur Tbk PT	1,335,300	793,207
Indofood Sukses Makmur Tbk PT	2,514,700	1,298,480
		3,354,970
TOTAL CONSUMER STAPLES		4,859,899

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	7,058,000	791,183
United Tractors Tbk PT	854,800	1,252,555
		2,043,738
Financials - 0.7%
Banks - 0.7%
Bank Central Asia Tbk PT	31,784,250	15,930,126
Bank Mandiri Persero Tbk PT	21,388,496	5,822,610
Bank Negara Indonesia Persero Tbk PT	8,544,600	2,072,140
Bank Rakyat Indonesia Persero Tbk PT	39,076,227	8,750,365
		32,575,241
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	12,092,500	1,045,884
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	11,590,659	3,582,911
Materials - 0.1%
Chemicals - 0.1%
Barito Pacific Tbk PT (b)	13,436,400	2,138,089
Chandra Asri Pacific Tbk PT	4,958,200	2,787,571
		4,925,660
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	3,740,400	1,906,546
TOTAL MATERIALS		6,832,206

TOTAL INDONESIA		57,937,532
KOREA (SOUTH) - 10.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	122,805	1,284,853
Entertainment - 0.1%
HYBE Co Ltd	13,141	2,427,549
Krafton Inc (b)	16,479	3,856,465
		6,284,014
Interactive Media & Services - 0.5%
Kakao Corp	178,053	7,340,414
NAVER Corp	81,708	13,667,389
		21,007,803
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	30,805	1,236,689
TOTAL COMMUNICATION SERVICES		29,813,359

Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	42,527	1,348,239
Hyundai Mobis Co Ltd	34,634	7,263,990
		8,612,229
Automobiles - 0.4%
Hyundai Motor Co	77,983	11,791,167
Kia Corp	136,649	9,937,875
		21,729,042
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	13,389	1,041,054
Household Durables - 0.1%
Coway Co Ltd	31,199	2,418,582
LG Electronics Inc	60,843	3,347,127
		5,765,709
TOTAL CONSUMER DISCRETIONARY		37,148,034

Consumer Staples - 0.2%
Food Products - 0.1%
CJ CheilJedang Corp	4,731	846,706
Orion Corp/Republic of Korea	13,612	1,080,235
Samyang Foods Co Ltd	2,376	2,440,264
		4,367,205
Personal Care Products - 0.0%
Amorepacific Corp	16,763	1,605,504
LG H&H Co Ltd	5,371	1,210,071
		2,815,575
Tobacco - 0.1%
KT&G Corp	56,001	5,216,694
TOTAL CONSUMER STAPLES		12,399,474

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	24,906	2,532,963
S-Oil Corp	25,773	1,155,470
SK Innovation Co Ltd	38,933	2,993,971
		6,682,404
Financials - 1.4%
Banks - 1.0%
Hana Financial Group Inc	164,503	9,996,368
Industrial Bank of Korea	158,705	2,200,693
KakaoBank Corp	95,668	1,911,968
KB Financial Group Inc	214,218	16,915,683
Shinhan Financial Group Co Ltd	245,116	11,863,032
Woori Financial Group Inc	382,588	6,747,024
		49,634,768
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	23,929	2,434,802
Mirae Asset Securities Co Ltd	130,767	1,773,999
NH Investment & Securities Co Ltd	84,347	1,215,342
		5,424,143
Financial Services - 0.1%
Meritz Financial Group Inc	47,632	3,931,653
Insurance - 0.2%
DB Insurance Co Ltd	26,323	2,404,745
Samsung Fire & Marine Insurance Co Ltd	17,643	5,535,822
Samsung Life Insurance Co Ltd	45,823	4,111,023
		12,051,590
TOTAL FINANCIALS		71,042,154

Health Care - 0.6%
Biotechnology - 0.4%
Alteogen Inc (b)	22,929	7,351,532
Celltrion Inc	89,251	11,372,624
		18,724,156
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	67,813	2,324,392
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)	10,200	7,745,665
Pharmaceuticals - 0.1%
SK Biopharmaceuticals Co Ltd (b)	17,987	1,259,071
Yuhan Corp	32,326	2,705,446
		3,964,517
TOTAL HEALTH CARE		32,758,730

Industrials - 2.0%
Aerospace & Defense - 0.4%
Hanwha Aerospace Co Ltd	19,612	13,907,090
Hanwha Systems Co Ltd	43,406	1,835,708
Korea Aerospace Industries Ltd	41,972	2,825,059
		18,567,857
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	21,480	2,255,194
Electrical Equipment - 0.7%
Doosan Enerbility Co Ltd (b)	257,132	11,972,989
Ecopro BM Co Ltd (b)	28,065	2,206,652
Ecopro Co Ltd	58,470	2,043,230
HD Hyundai Electric Co Ltd	13,442	4,754,392
LG Energy Solution Ltd (b)	26,836	7,291,358
LS Electric Co Ltd	8,610	1,888,774
POSCO Future M Co Ltd (b)	19,896	2,011,690
		32,169,085
Industrial Conglomerates - 0.3%
LG Corp	49,501	2,793,306
Samsung C&T Corp	48,687	5,838,097
SK Inc	20,747	2,992,733
SK Square Co Ltd (b)	53,552	5,733,012
		17,357,148
Machinery - 0.6%
Doosan Bobcat Inc	30,223	1,190,844
Hanwha Ocean Co Ltd (b)	61,494	4,913,309
HD Hyundai Heavy Industries Co Ltd	12,727	4,439,481
HD Korea Shipbuilding & Offshore Engineering Co Ltd	24,344	6,217,908
Hyundai Rotem Co Ltd	43,812	6,294,847
Samsung Heavy Industries Co Ltd (b)	403,765	5,477,626
		28,534,015
Marine Transportation - 0.0%
HMM Co Ltd	151,244	2,527,359
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	105,521	1,775,640
Trading Companies & Distributors - 0.0%
Posco International Corp	30,242	1,050,922
TOTAL INDUSTRIALS		104,237,220

Information Technology - 4.2%
Electronic Equipment, Instruments & Components - 0.2%
LG Display Co Ltd (b)	173,822	1,337,649
LG Innotek Co Ltd	8,172	906,246
Samsung Electro-Mechanics Co Ltd	32,171	3,397,285
Samsung SDI Co Ltd	36,019	5,137,140
		10,778,320
IT Services - 0.1%
Samsung SDS Co Ltd	24,374	2,775,490
Semiconductors & Semiconductor Equipment - 1.2%
Hanmi Semiconductor Co Ltd	25,017	1,612,748
SK Hynix Inc	312,966	60,288,721
		61,901,469
Technology Hardware, Storage & Peripherals - 2.7%
Samsung Electronics Co Ltd	2,714,386	137,494,158
TOTAL INFORMATION TECHNOLOGY		212,949,437

Materials - 0.3%
Chemicals - 0.1%
LG Chem Ltd	28,316	6,051,036
SKC Co Ltd (b)	10,871	777,508
		6,828,544
Metals & Mining - 0.2%
Korea Zinc Co Ltd	2,374	1,352,692
POSCO Holdings Inc	41,744	9,124,040
		10,476,732
TOTAL MATERIALS		17,305,276

Utilities - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corp	147,085	4,038,039
TOTAL KOREA (SOUTH)		528,374,127
KUWAIT - 0.8%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	1,115,099	1,937,719
Financials - 0.8%
Banks - 0.8%
Boubyan Bank KSCP	885,187	2,038,402
Gulf Bank KSCP	1,145,712	1,268,647
Kuwait Finance House KSCP	6,348,109	16,733,380
National Bank of Kuwait SAKP	4,757,881	16,302,522
		36,342,951
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	382,049	1,105,652
TOTAL KUWAIT		39,386,322
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Reinet Investments SCA (South Africa)	78,317	2,263,578
MALAYSIA - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	662,647	1,046,167
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	1,580,198	997,930
CELCOMDIGI BHD	2,018,400	1,815,173
Maxis Bhd	1,349,600	1,085,890
		3,898,993
TOTAL COMMUNICATION SERVICES		4,945,160

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	1,216,100	889,814
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	1,901,250	732,951
TOTAL CONSUMER DISCRETIONARY		1,622,765

Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	1,439,100	1,270,815
Kuala Lumpur Kepong Bhd	287,349	1,317,190
Nestle Malaysia Bhd	40,300	831,149
PPB Group Bhd	365,740	807,416
QL Resources Bhd	943,950	939,466
SD Guthrie Bhd	1,186,996	1,325,965
		6,492,001
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	171,226	864,856
Financials - 0.6%
Banks - 0.6%
AMMB Holdings Bhd	1,426,900	1,686,004
CIMB Group Holdings Bhd	4,617,431	7,058,285
Hong Leong Bank Bhd	372,200	1,654,649
Malayan Banking Bhd	3,113,197	6,847,229
Public Bank Bhd	8,342,085	8,215,858
RHB Bank Bhd	1,001,374	1,437,664
		26,899,689
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	1,262,387	1,967,559
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	2,647,012	3,194,935
Industrial Conglomerates - 0.0%
Sime Darby Bhd	1,563,749	596,111
Sunway Bhd	1,429,900	1,580,204
		2,176,315
Marine Transportation - 0.0%
MISC Bhd	764,400	1,334,970
TOTAL INDUSTRIALS		6,706,220

Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,606,300	1,453,687
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	2,128,700	2,658,546
TOTAL MATERIALS		4,112,233

Utilities - 0.2%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	1,498,172	4,563,354
Gas Utilities - 0.0%
Petronas Gas Bhd	452,900	1,907,596
Multi-Utilities - 0.1%
YTL Corp Bhd	1,909,100	1,105,148
YTL Corp Bhd warrants 6/2/2028 (b)	358,360	98,887
YTL Power International Bhd	1,422,200	1,355,402
YTL Power International Bhd warrants 6/2/2028 (b)	274,340	120,058
		2,679,495
TOTAL UTILITIES		9,150,445

TOTAL MALAYSIA		62,760,928
MEXICO - 2.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	10,439,247	9,423,821
Consumer Staples - 0.6%
Beverages - 0.3%
Arca Continental SAB de CV	291,700	3,040,236
Coca-Cola Femsa SAB de CV unit	300,359	2,490,440
Fomento Economico Mexicano SAB de CV unit	999,291	9,021,429
		14,552,105
Consumer Staples Distribution & Retail - 0.2%
Grupo Comercial Chedraui SA de CV	165,100	1,337,341
Wal-Mart de Mexico SAB de CV Series V	2,998,656	8,839,399
		10,176,740
Food Products - 0.1%
Alfa SAB de CV Series A	2,072,015	1,517,903
Gruma SAB de CV Series B	91,955	1,589,240
Grupo Bimbo SAB de CV	742,670	2,154,983
		5,262,126
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	872,727	1,626,561
TOTAL CONSUMER STAPLES		31,617,532

Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	1,450,981	12,930,767
Grupo Financiero Inbursa SAB de CV Series O	1,048,300	2,703,408
		15,634,175
Insurance - 0.0%
Qualitas Controladora SAB de CV	114,800	1,039,742
TOTAL FINANCIALS		16,673,917

Industrials - 0.3%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	323,400	2,306,228
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	164,300	2,179,316
Grupo Aeroportuario del Pacifico SAB de CV Series B	221,602	5,090,914
Grupo Aeroportuario del Sureste SAB de CV Series B	103,240	3,129,433
Promotora y Operadora de Infraestructura SAB de CV	109,160	1,286,601
		11,686,264
TOTAL INDUSTRIALS		13,992,492

Materials - 0.5%
Construction Materials - 0.1%
Cemex SAB de CV unit	8,689,186	7,586,053
Metals & Mining - 0.4%
Grupo Mexico SAB de CV Series B	1,785,054	11,173,975
Industrias Penoles SAB de CV (b)	114,020	3,005,377
Southern Copper Corp	50,691	4,773,065
		18,952,417
TOTAL MATERIALS		26,538,470

Real Estate - 0.1%
Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV	1,638,083	2,333,172
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	597,328	2,245,244
TOTAL REAL ESTATE		4,578,416

TOTAL MEXICO		102,824,648
NETHERLANDS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(f)	148,436	0
PERU - 0.2%
Financials - 0.2%
Banks - 0.2%
Credicorp Ltd	38,699	9,171,663
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	94,740	1,611,527
TOTAL PERU		10,783,190
PHILIPPINES - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	43,390	981,623
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	288,763	1,074,443
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	1,208,778	2,452,698
BDO Unibank Inc	1,371,124	3,352,864
Metropolitan Bank & Trust Co	1,031,192	1,311,714
		7,117,276
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Ayala Corp	142,966	1,446,872
SM Investments Corp	126,690	1,773,794
		3,220,666
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	578,470	4,449,398
TOTAL INDUSTRIALS		7,670,064

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	3,775,213	1,615,764
SM Prime Holdings Inc	5,795,000	2,304,399
		3,920,163
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	161,900	1,492,589
TOTAL PHILIPPINES		22,256,158
POLAND - 1.1%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	37,248	2,496,751
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	393,564	3,887,279
Specialty Retail - 0.0%
CCC SA (b)(e)	30,959	1,601,420
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	637	2,836,928
TOTAL CONSUMER DISCRETIONARY		8,325,627

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	280,940	3,719,079
Zabka Group SA (b)(e)	172,197	953,446
		4,672,525
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	332,516	7,423,060
Financials - 0.6%
Banks - 0.5%
Bank Millennium SA (b)	348,349	1,359,913
Bank Polska Kasa Opieki SA	105,245	5,748,730
mBank SA (b)	8,518	2,019,745
Powszechna Kasa Oszczednosci Bank Polski SA	501,326	11,020,330
Santander Bank Polska SA	23,387	3,428,591
		23,577,309
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	345,853	5,815,975
TOTAL FINANCIALS		29,393,284

Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA (e)	7,340	1,101,915
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA (b)	80,259	2,737,015
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	512,792	1,657,059
TOTAL POLAND		57,807,236
QATAR - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	459,523	1,698,758
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Qatar Fuel QSC	343,961	1,435,926
Qatar Gas Transport Co Ltd	1,589,702	2,100,101
		3,536,027
Financials - 0.6%
Banks - 0.6%
Al Rayan Bank	3,464,094	2,264,362
Commercial Bank of Qatar	1,851,974	2,490,323
Dukhan Bank	1,049,743	1,053,779
Qatar International Islamic Bank QSC	564,894	1,726,798
Qatar Islamic Bank QPSC	1,015,543	6,841,876
Qatar National Bank QPSC	2,645,009	13,620,961
		27,998,099
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Industries Qatar QSC	866,899	3,164,265
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	3,263,396	1,214,474
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	1,227,113	946,707
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	252,305	1,115,658
TOTAL QATAR		39,673,988
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	326,347	2,494,327
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(f)	9,348	0
VK IPJSC GDR (b)(c)(f)	32,306	0
		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (b)(f)	28,218	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	6,384,126	1
LUKOIL PJSC (b)(f)	224,329	0
Rosneft Oil Co PJSC (b)(f)	635,841	0
Surgutneftegas PAO (b)(f)	4,033,562	1
Tatneft PJSC (b)(f)	770,244	0
		2
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	5,823,145	1
VTB Bank PJSC (b)(f)	360,207	0
		1
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	808,717	0
TKS Holding MKPAO JSC (b)(f)	7,325	0
		0
TOTAL FINANCIALS		1

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(f)	472	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	1,399,461	0
GMK Norilskiy Nickel PAO (b)(f)	3,422,100	0
Novolipetsk Steel PJSC (b)(f)	812,466	0
Polyus PJSC (b)(f)	184,620	0
Severstal PAO (b)(f)	113,908	0
United Co RUSAL International PJSC (Russia) (b)(f)	1,646,280	0
		0
TOTAL MATERIALS		0

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	20,040,158	3
TOTAL RUSSIA		6
SAUDI ARABIA - 3.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Saudi Telecom Co	1,146,066	12,844,396
Media - 0.0%
Saudi Research & Media Group (b)	20,669	1,014,413
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	216,400	3,530,612
TOTAL COMMUNICATION SERVICES		17,389,421

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Jabal Omar Development Company (b)	332,136	1,774,414
Specialty Retail - 0.0%
Jarir Marketing Co	337,134	1,154,907
TOTAL CONSUMER DISCRETIONARY		2,929,321

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	22,503	742,681
Food Products - 0.1%
Almarai Co JSC	280,525	3,582,189
TOTAL CONSUMER STAPLES		4,324,870

Energy - 0.4%
Energy Equipment & Services - 0.0%
Ades Holding Co	194,504	653,342
Oil, Gas & Consumable Fuels - 0.4%
Saudi Arabian Oil Co (c)(d)	3,465,132	22,447,471
TOTAL ENERGY		23,100,813

Financials - 1.5%
Banks - 1.4%
Al Rajhi Bank	1,123,141	28,369,708
Alinma Bank	701,817	4,830,827
Arab National Bank	515,349	2,986,774
Bank Al-Jazira	359,943	1,206,175
Bank AlBilad	421,297	2,924,628
Banque Saudi Fransi	700,979	3,206,739
Riyad Bank	842,170	6,331,261
Saudi Awwal Bank	576,480	4,979,327
Saudi Investment Bank/The	350,731	1,345,477
Saudi National Bank/The	1,683,902	16,834,082
		73,014,998
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	27,539	1,201,817
Insurance - 0.1%
Al Rajhi Co for Co-operative Insurance (b)	22,954	726,969
Bupa Arabia for Cooperative Insurance Co	47,273	2,124,771
Co for Cooperative Insurance/The	42,154	1,509,233
		4,360,973
TOTAL FINANCIALS		78,577,788

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dallah Healthcare Co	20,367	738,426
Dr Sulaiman Al Habib Medical Services Group Co	50,119	3,503,293
Mouwasat Medical Services Co	56,181	1,138,268
		5,379,987
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	20,628	948,610
Information Technology - 0.1%
IT Services - 0.1%
Arabian Internet & Communications Services Co	13,783	877,076
Elm Co	13,764	3,339,085
		4,216,161
Materials - 0.5%
Chemicals - 0.3%
SABIC Agri-Nutrients Co	133,897	4,254,891
Sahara International Petrochemical Co	206,868	987,160
Saudi Aramco Base Oil Co	29,355	817,004
Saudi Basic Industries Corp	515,956	7,516,994
Saudi Industrial Investment Group	191,317	917,032
Saudi Kayan Petrochemical Co (b)	422,504	514,741
Yanbu National Petrochemical Co	159,181	1,294,292
		16,302,114
Metals & Mining - 0.2%
Saudi Arabian Mining Co (b)	763,049	10,577,843
TOTAL MATERIALS		26,879,957

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Dar Al Arkan Real Estate Development Co (b)	304,112	1,548,490
Makkah Construction & Development Co	56,383	1,247,577
		2,796,067
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	472,034	1,858,639
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (b)	87,846	5,152,121
TOTAL UTILITIES		7,010,760

TOTAL SAUDI ARABIA		173,553,755
SOUTH AFRICA - 2.8%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	971,942	8,182,107
Vodacom Group Ltd	357,174	2,727,002
		10,909,109
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Naspers Ltd Class N	94,228	29,202,313
Woolworths Holdings Ltd/South Africa	537,788	1,476,122
		30,678,435
Specialty Retail - 0.0%
Pepkor Holdings Ltd (c)(d)	2,010,091	3,022,378
TOTAL CONSUMER DISCRETIONARY		33,700,813

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Bid Corp Ltd	193,028	4,853,185
Clicks Group Ltd	135,936	2,849,945
Shoprite Holdings Ltd	287,835	4,195,324
		11,898,454
Financials - 1.2%
Banks - 0.6%
Absa Group Ltd	486,455	4,818,819
Capitec Bank Holdings Ltd	49,900	9,675,443
Nedbank Group Ltd	265,434	3,621,982
Standard Bank Group Ltd	755,609	9,723,313
		27,839,557
Financial Services - 0.4%
FirstRand Ltd	2,891,914	12,297,134
Remgro Ltd	288,405	2,634,493
		14,931,627
Insurance - 0.2%
Discovery Ltd	311,702	3,694,994
Old Mutual Ltd	2,430,680	1,703,961
OUTsurance Group Ltd	488,093	2,069,865
Sanlam Ltd	1,030,050	4,955,663
		12,424,483
TOTAL FINANCIALS		55,195,667

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	217,288	1,399,183
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	185,144	2,418,243
Materials - 0.6%
Chemicals - 0.0%
Sasol Ltd (b)	331,551	1,705,531
Metals & Mining - 0.6%
Gold Fields Ltd	513,018	12,510,934
Harmony Gold Mining Co Ltd	327,575	4,386,041
Impala Platinum Holdings Ltd (b)	518,441	4,900,004
Kumba Iron Ore Ltd (e)	36,971	611,345
Valterra Platinum Ltd	121,684	5,464,818
		27,873,142
TOTAL MATERIALS		29,578,673

TOTAL SOUTH AFRICA		145,100,142
TAIWAN - 18.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co Ltd	2,177,129	9,386,759
Entertainment - 0.1%
International Games System Co Ltd	145,000	3,782,860
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	1,011,348	2,752,128
Taiwan Mobile Co Ltd	1,002,000	3,524,380
		6,276,508
TOTAL COMMUNICATION SERVICES		19,446,127

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	1,021,000	1,362,695
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	101,000	1,438,493
Specialty Retail - 0.1%
Hotai Motor Co Ltd	174,960	3,211,236
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	110,129	1,469,799
Feng TAY Enterprise Co Ltd	281,596	1,111,097
Pou Chen Corp	1,259,391	1,181,672
		3,762,568
TOTAL CONSUMER DISCRETIONARY		9,774,992

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
President Chain Store Corp	327,000	2,795,899
Food Products - 0.1%
Uni-President Enterprises Corp	2,766,332	7,284,605
TOTAL CONSUMER STAPLES		10,080,504

Financials - 2.0%
Banks - 1.3%
Chang Hwa Commercial Bank Ltd	3,698,788	2,279,470
CTBC Financial Holding Co Ltd	9,567,778	13,117,392
E.Sun Financial Holding Co Ltd	8,324,898	8,883,341
First Financial Holding Co Ltd	6,425,273	6,332,783
Hua Nan Financial Holdings Co Ltd	5,124,232	4,898,911
Mega Financial Holding Co Ltd	6,796,628	9,646,360
Shanghai Commercial & Savings Bank Ltd/The	2,227,439	3,190,598
SinoPac Financial Holdings Co Ltd	6,170,251	5,079,646
Taishin Financial Holding Co Ltd	12,108,252	6,593,598
Taiwan Business Bank	3,926,207	2,104,771
Taiwan Cooperative Financial Holding Co Ltd	6,097,710	5,163,745
		67,290,615
Financial Services - 0.2%
Chailease Holding Co Ltd	876,324	3,375,550
Yuanta Financial Holding Co Ltd	5,924,049	6,131,047
		9,506,597
Insurance - 0.5%
Cathay Financial Holding Co Ltd	5,461,834	11,045,271
Fubon Financial Holding Co Ltd	4,695,135	12,857,517
KGI Financial Holding Co Ltd	9,129,624	4,614,226
		28,517,014
TOTAL FINANCIALS		105,314,226

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	147,000	2,421,373
Industrials - 0.3%
Electrical Equipment - 0.1%
Fortune Electric Co Ltd	91,410	2,007,304
Voltronic Power Technology Corp	40,000	1,567,638
		3,574,942
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,684,000	1,610,378
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	619,494	4,078,752
Wan Hai Lines Ltd	402,415	1,187,423
Yang Ming Marine Transport Corp	1,000,000	2,024,135
		7,290,310
Passenger Airlines - 0.1%
China Airlines Ltd	1,661,000	1,135,612
Eva Airways Corp	1,547,000	1,946,211
		3,081,823
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	1,121,000	1,019,317
TOTAL INDUSTRIALS		16,576,770

Information Technology - 15.3%
Communications Equipment - 0.1%
Accton Technology Corp	290,000	8,545,595
Electronic Equipment, Instruments & Components - 1.8%
AUO Corp	3,741,800	1,488,384
Delta Electronics Inc	1,116,717	20,989,370
E Ink Holdings Inc	494,000	3,356,162
Elite Material Co Ltd	169,000	6,180,994
Hon Hai Precision Industry Co Ltd	7,165,465	42,041,332
Innolux Corp	4,369,885	1,672,204
Largan Precision Co Ltd	57,451	4,495,895
Lotes Co Ltd	49,000	2,286,066
Synnex Technology International Corp	718,700	1,589,172
Unimicron Technology Corp	747,000	3,383,202
Wpg Holding Co Ltd	915,880	2,024,794
Yageo Corp	238,378	4,179,241
Zhen Ding Technology Holding Ltd	386,000	1,606,246
		95,293,062
Semiconductors & Semiconductor Equipment - 12.1%
Alchip Technologies Ltd	44,000	5,612,140
ASE Technology Holding Co Ltd	1,899,592	9,191,076
eMemory Technology Inc	36,000	2,431,505
Global Unichip Corp	50,000	1,997,846
Globalwafers Co Ltd	152,000	1,721,461
Jentech Precision Industrial Co Ltd	49,000	2,326,041
MediaTek Inc	872,615	39,426,835
Novatek Microelectronics Corp	332,000	5,234,983
Realtek Semiconductor Corp	280,000	5,341,764
Taiwan Semiconductor Manufacturing Co Ltd	14,118,740	542,334,942
United Microelectronics Corp	6,481,000	8,960,282
Vanguard International Semiconductor Corp	591,704	1,829,621
		626,408,496
Technology Hardware, Storage & Peripherals - 1.3%
Acer Inc	1,662,000	1,771,611
Advantech Co Ltd	272,946	3,029,358
Asia Vital Components Co Ltd	189,000	5,731,555
Asustek Computer Inc	404,502	8,859,360
Catcher Technology Co Ltd	352,095	2,480,928
Compal Electronics Inc	2,407,000	2,350,183
Gigabyte Technology Co Ltd	308,000	2,788,075
Inventec Corp	1,545,000	2,276,701
Lite-On Technology Corp	1,212,044	4,780,999
Micro-Star International Co Ltd	413,000	1,968,585
Pegatron Corp	1,145,000	3,041,307
Quanta Computer Inc	1,550,000	14,404,376
Wistron Corp	1,711,000	6,947,823
Wiwynn Corp	63,629	5,794,099
		66,224,960
TOTAL INFORMATION TECHNOLOGY		796,472,113

Materials - 0.4%
Chemicals - 0.2%
Formosa Chemicals & Fibre Corp	2,012,149	1,928,038
Formosa Plastics Corp	2,369,085	3,362,406
Nan Ya Plastics Corp	2,952,358	4,017,628
		9,308,072
Construction Materials - 0.1%
Asia Cement Corp	1,319,000	1,778,960
TCC Group Holdings Co Ltd	3,891,354	3,149,437
		4,928,397
Metals & Mining - 0.1%
China Steel Corp	6,761,289	4,380,889
TOTAL MATERIALS		18,617,358

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	890,296	886,712
TOTAL TAIWAN		979,590,175
THAILAND - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	2,189,832	692,538
True Corp PCL depository receipt (b)	3,699,998	1,170,131
		1,862,669
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL depository receipt	596,900	5,286,324
TOTAL COMMUNICATION SERVICES		7,148,993

Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Robinson Pcl (f)	55,100	0
Hotels, Restaurants & Leisure - 0.1%
Minor International PCL depository receipt	1,946,700	1,475,755
Specialty Retail - 0.0%
Home Product Center PCL depository receipt	3,391,300	737,024
PTT Oil & Retail Business PCL depository receipt	1,721,200	726,377
		1,463,401
TOTAL CONSUMER DISCRETIONARY		2,939,156

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL depository receipt	3,088,400	4,447,948
CP AXTRA PCL	200,800	125,888
CP AXTRA PCL depository receipt	890,394	558,217
		5,132,053
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	2,167,600	1,506,883
TOTAL CONSUMER STAPLES		6,638,936

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PTT Exploration & Production PCL depository receipt	795,000	3,050,733
PTT PCL depository receipt	5,726,500	5,803,908
		8,854,641
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL depository receipt	340,100	1,676,353
Krung Thai Bank PCL	302,100	202,464
Krung Thai Bank PCL depository receipt	1,700,800	1,139,857
SCB X PCL	240,000	924,184
SCB X PCL depository receipt	241,900	931,501
TMBThanachart Bank PCL depository receipt	13,958,100	820,717
		5,695,076
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	18,200	11,937
Bangkok Dusit Medical Services PCL depository receipt	6,355,600	4,168,463
Bumrungrad Hospital Pcl depository receipt	325,600	1,687,967
		5,868,367
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL depository receipt	2,454,700	3,057,742
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL depository receipt	1,787,600	7,887,433
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The depository receipt	447,000	2,736,350
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	283,800	450,878
Central Pattana PCL depository receipt	875,400	1,390,764
		1,841,642
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Gulf Development PCL depository receipt	2,568,071	3,680,135
TOTAL THAILAND		56,348,471
TURKEY - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	693,479	1,592,987
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	400,567	938,889
Consumer Staples - 0.1%
Beverages - 0.0%
Coca-Cola Icecek AS	476,707	596,548
Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	260,956	3,410,223
TOTAL CONSUMER STAPLES		4,006,771

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	551,782	2,295,764
Financials - 0.2%
Banks - 0.2%
Akbank TAS	1,788,864	2,974,481
Haci Omer Sabanci Holding AS	661,120	1,552,856
Turkiye Is Bankasi AS Class C	5,001,824	1,826,025
Yapi ve Kredi Bankasi AS (b)	1,938,057	1,606,981
		7,960,343
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	785,233	3,617,181
Industrial Conglomerates - 0.0%
KOC Holding AS	435,840	1,925,030
Turkiye Sise ve Cam Fabrikalari AS	699,778	633,674
		2,558,704
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS (b)	143,528	890,979
Turk Hava Yollari AO	316,255	2,243,675
		3,134,654
TOTAL INDUSTRIALS		9,310,539

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	6,296,647	483,943
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	2,018,019	1,328,287
TOTAL MATERIALS		1,812,230

TOTAL TURKEY		27,917,523
UNITED ARAB EMIRATES - 1.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Emirates Telecommunications Group Co PJSC	1,993,559	10,279,742
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	1,689,673	989,041
Specialty Retail - 0.1%
Abu Dhabi National Oil Co for Distribution PJSC	1,791,846	1,809,872
TOTAL CONSUMER DISCRETIONARY		2,798,913

Energy - 0.1%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,836,423	2,919,838
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Gas PLC	3,523,005	3,193,969
TOTAL ENERGY		6,113,807

Financials - 0.7%
Banks - 0.7%
Abu Dhabi Commercial Bank PJSC	1,678,545	7,439,788
Abu Dhabi Islamic Bank PJSC	833,484	5,482,358
Dubai Islamic Bank PJSC	1,659,937	4,510,194
Emirates NBD Bank PJSC	1,085,802	7,907,653
First Abu Dhabi Bank PJSC	2,532,601	12,411,162
		37,751,155
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (b)	1,927,625	1,443,206
Transportation Infrastructure - 0.1%
Salik Co PJSC	1,077,815	1,878,008
TOTAL INDUSTRIALS		3,321,214

Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Aldar Properties PJSC	2,209,928	5,727,805
Emaar Development PJSC	574,601	2,354,377
Emaar Properties PJSC	3,799,896	15,776,647
		23,858,829
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	3,441,412	2,595,312
TOTAL UNITED ARAB EMIRATES		86,718,972
UNITED KINGDOM - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc (South Africa)	288,634	13,075,340
UNITED STATES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
JBS NV Class A	213,150	2,941,470
Health Care - 0.0%
Biotechnology - 0.0%
Legend Biotech Corp ADR (b)	36,900	1,441,683
TOTAL UNITED STATES		4,383,153
TOTAL COMMON STOCKS (Cost $3,053,956,609)		5,057,411,185

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	259,714	2,841,768
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	13,236	1,523,027
Hyundai Motor Co Series 2	20,197	2,375,699
		3,898,726
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	467,113	19,116,098
TOTAL KOREA (SOUTH)		23,014,824
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	3,570,022	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $17,143,824)		25,856,592

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (h) (Cost $4,173,212)	4.25	4,183,000	4,173,017

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	116,159,095	116,182,327
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	28,074,815	28,077,622
TOTAL MONEY MARKET FUNDS (Cost $144,259,949)			144,259,949

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $3,219,533,594)	5,231,700,743
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(33,659,649)
NET ASSETS - 100.0%	5,198,041,094

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1,845	Sep 2025	114,233,175	3,038,366	3,038,366

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $311,161,766 or 6.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $298,248,073 or 5.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,043,325.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	767	1,229,307,477	1,113,125,917	3,503,950	-	-	116,182,327	116,159,095	0.2%
Fidelity Securities Lending Cash Central Fund	43,542,081	190,072,167	205,536,626	375,408	-	-	28,077,622	28,074,815	0.1%
Total	43,542,848	1,419,379,644	1,318,662,543	3,879,358	-	-	144,259,949

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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